Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Property and Equipment
Summary of property and equipment

	September 30,	December 31,
	2022	2021
Laboratory and computer equipment	$320,226	$247,522
Less accumulated depreciation	(110,355)	(41,254)
Total property and equipment, net	$209,871	$206,268

	December 31,	December 31,
	2021	2020
Laboratory equipment	$247,522	$—
Less accumulated depreciation	(41,254)	—
Total property and equipment, net	$206,268	$—